LEASES - Maturities of operating lease and sales-type lease receivables - Lessor (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
Maturities of sales-type lease receivables
Less than 1 year	₫ 199,350	$ 8,191,905	₫ 107,553
From 1 to 2 years	199,350	8,191,905	107,553
From 2 to 3 years	199,350	8,191,905	107,553
From 3 to 4 years	199,350	8,191,905	107,553
From 4 to 5 years	199,350	8,191,905	107,553
Thereafter	442,176	18,170,372	322,353
TOTAL	1,438,926	59,129,897	860,118
Maturities of operating lease receivables
Less than 1 year	512,432	21,057,407	165,767
From 1 to 2 years	507,346	20,848,408	165,767
From 2 to 3 years	492,241	20,227,697	165,767
From 3 to 4 years	469,014	19,273,228	165,767
From 4 to 5 years	453,054	18,617,382	165,767
Thereafter	1,270,215	52,197,041	653,545
TOTAL	₫ 3,704,302	$ 152,221,163	₫ 1,482,380